Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 8,479.7	$ 7,838.4	$ 7,245.8
Less reinsurance recoverables on unpaid losses	1,045.9	862.1	785.7
Net balance at beginning of period	7,433.8	6,976.3	6,460.1
Incurred related to:
Current year	13,330.3	12,427.3	11,926.0
Prior years	(24.1)	45.1	22.0
Total incurred	13,306.2	12,472.4	11,948.0
Paid related to:
Current year	8,831.5	8,095.0	7,895.3
Prior years	4,237.0	3,919.9	3,536.5
Total paid	13,068.5	12,014.9	11,431.8
Net balance at ending of period	7,671.5	7,433.8	6,976.3
Plus reinsurance recoverables on unpaid losses	1,185.9	1,045.9	862.1
Balance at ending of period	$ 8,857.4	$ 8,479.7	$ 7,838.4